ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of accounts payable and accrued liabilities
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Operating accrued liabilities	$233	$218
Accounts payable	134	172
Interest payable on non-recourse borrowings	107	89
Current portion of lease liabilities	27	25
BEPC exchangeable shares distributions payable(1)	17	17
Income tax payable	11	9
Other	57	41
	$586	$571
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.